SIGNIFICANT TRANSACTIONS - Algeria Assets & Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Property and equipment	$ 6,446	$ 6,879	$ 6,155	$ 7,340
Goodwill	1,406	2,682
Deferred tax assets	185	186
Other current assets	315	335
Total assets	15,022	14,551
Non-current liabilities	8,912	$ 9,128
Discontinued operations | Assets and liabilities classified as held for sale | Omnium Telecom Algerie SpA
Disclosure of analysis of single amount of discontinued operations [line items]
Property and equipment	488
Intangible assets excl. goodwill	108
Goodwill	1,013
Deferred tax assets	35
Other current assets	172
Total assets	1,816
Non-current liabilities	96
Current liabilities	313
Total liabilities held for sale	$ 409